Other financial and non-financial liabilities	12 Months Ended
Dec. 31, 2021
Entity [Table]
Other Financial And Non Financial Liabilities Explanatory
Note 19

Other liabilities
a) Other financial liabilities measured at amortized cost
USD million 31.12.21 31.12.20
Other accrued expenses 1,876 1,696
Accrued interest expenses 1,094 1,355
Settlement and clearing accounts 1,304 1,199
Lease liabilities 3,558 3,927
Other 1,167 1,553
Total other financial liabilities measured at amortized cost 9,001 9,729
b) Other financial liabilities designated at fair value
USD million 31.12.21 31.12.20
Financial liabilities related to unit-linked investment contracts 21,466 20,975
Securities financing transactions 6,377 7,317
Over-the-counter debt instruments 2,128 2,060
Other 103 35
Total other financial liabilities designated at fair value 30,074 30,387 of which: life-to-date own credit (gain) / loss (32) (36)
c) Other non-financial liabilities
USD million 31.12.21 31.12.20
Compensation-related liabilities 7,257 7,468
of which: Deferred Contingent Capital Plan 1,628 1,858
of which: financial advisor compensation plans 1,512 1,500
of which: other compensation plans 2,846 2,740
of which: net defined benefit liability 633 722
of which: other compensation-related liabilities
1
638 648
Deferred tax liabilities 300 564
Current tax liabilities 1,398 1,009
VAT and other tax payables 590 523
Deferred income 240 228
Liabilities of disposal groups held for sale
2
1,298
Other 68 61
Total other non-financial liabilities

11,151 9,854
1 Includes liabilities for payroll taxes and untaken vacation.

2 Refer to Note 30 for more information.

UBS AG
Entity [Table]
Other Financial And Non Financial Liabilities Explanatory
Note 19

Other liabilities
a) Other financial liabilities measured at amortized cost
USD million 31.12.21 31.12.20
Other accrued expenses 1,642 1,508
Accrued interest expenses 1,134 1,382
Settlement and clearing accounts 1,282 1,181
Lease liabilities 3,438 3,821
Other 2,269 2,530
Total other financial liabilities measured at amortized cost 9,765 10,421
b) Other financial liabilities designated at fair value
USD million 31.12.21 31.12.20
Financial liabilities related to unit-linked investment contracts 21,466 20,975
Securities financing transactions 6,377 7,317
Over-the-counter debt instruments 2,128 2,060
Funding from UBS Group AG

2,340 1,375
Other 103 46
Total other financial liabilities designated at fair value 32,414 31,773 of which: life-to-date own credit (gain) / loss 172 148
c) Other non-financial liabilities
USD million 31.12.21 31.12.20
Compensation-related liabilities 4,795 4,776
of which: financial advisor compensation plans 1,512 1,497
of which: other compensation plans 2,140 2,034
of which: net defined benefit liability 617 711
of which: other compensation-related liabilities
1
526 534
Deferred tax liabilities 297 558
Current tax liabilities 1,365 943
VAT and other tax payables 524 470
Deferred income 225 212
Liabilities of disposal groups held for sale
2
1,298
Other 68 61
Total other non-financial liabilities

8,572 7,018
1 Includes liabilities for payroll taxes and untaken vacation.

2 Refer to Note 30 for more information.